Shareholder Fees - FidelityStrategicRealReturnFund-RetailPRO	Nov. 29, 2023 USD ($)
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund
Shareholder Fees:
(fees paid directly from your investment)	none